Schedule of Right of use assets (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Opening balance	$ 389,407
Closing balance	342,142	$ 389,407
Carrying amount	342,142	389,407
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Opening balance	1,170,206	815,051
Addition		258,150
Current translation effects	6,099	97,005
Closing balance	1,176,305	1,170,206
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Opening balance	780,799	588,408
Closing balance	834,163	780,799
Depreciation	52,941	185,658
Current translation effects	$ 423	$ 6,733